Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of grants. As part of the Company’s annual review process, the compensation committee approves (1) annual equity award grants to Section 16 officers, initially denominated in restricted stock units and subject to the Company’s equity choice program, at a meeting that occurs during the quarter following each fiscal year end, and (2) a share pool for annual equity award grants to non-executive officer employees in an aggregate amount determined by management. In 2025, annual equity awards were granted on February 27, following approval by the compensation committee in January 2025. In addition to annual grants, Section 16 officers and non-executive officer employees may receive equity awards at other times during the year in connection with their hire, promotion, or other special circumstances. During fiscal year 2025, equity awards to non-executive officer employees in connection with new-hire, promotional, and off-cycle awards generally were granted on or about the 20th day of each calendar month.
Our non-employee directors are eligible to automatically receive an equity award grant on March 1 of each year under the NED Equity Program as described under "Director Compensation."
The compensation committee's general practice is to not grant equity awards in anticipation of the release of material nonpublic information, and the Company's general practice is to not time the disclosure of material nonpublic information for the purpose of affecting the value of equity awards.
Option exercise price. The exercise price of a newly granted stock option (i.e., not an option assumed or substituted in connection with an acquisition) is the closing price of Zillow Group’s Class C capital stock on the Nasdaq stock market on the date of grant.
During fiscal year 2025, we did not award any options to a named executive officer in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such report.

Award Timing Method	As part of the Company’s annual review process, the compensation committee approves (1) annual equity award grants to Section 16 officers, initially denominated in restricted stock units and subject to the Company’s equity choice program, at a meeting that occurs during the quarter following each fiscal year end, and (2) a share pool for annual equity award grants to non-executive officer employees in an aggregate amount determined by management. In 2025, annual equity awards were granted on February 27, following approval by the compensation committee in January 2025. In addition to annual grants, Section 16 officers and non-executive officer employees may receive equity awards at other times during the year in connection with their hire, promotion, or other special circumstances. During fiscal year 2025, equity awards to non-executive officer employees in connection with new-hire, promotional, and off-cycle awards generally were granted on or about the 20th day of each calendar month.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The compensation committee's general practice is to not grant equity awards in anticipation of the release of material nonpublic information, and the Company's general practice is to not time the disclosure of material nonpublic information for the purpose of affecting the value of equity awards.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table